Segment Geographical area data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Total revenues	$ 2,760	$ 3,766	$ 2,668
Less: Equity method investments included above	(333)	(355)	(181)
Plus/less: Loss/(gain) on realized non-hedge derivatives included above	2,975	543	1,243
Total revenues	5,402	3,954	3,730
Geographic Areas Long Lived Assets [Abstract]
Total long-lived assets by area	8,391	7,904	6,538
South Africa [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Total revenues	899	1,395	1,041
Geographic Areas Long Lived Assets [Abstract]
Long-lived assets	2,701	2,393	1,832
Continental Africa [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Total revenues	1,043	1,243	902
Geographic Areas Long Lived Assets [Abstract]
Long-lived assets	3,437	3,405	2,954
Continental Africa [Member] | Kibali Goldmines [Member]
Geographic Areas Long Lived Assets [Abstract]
Investment Acquired Percentage		45.00%
Australasia [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Total revenues	208	308	217
Geographic Areas Long Lived Assets [Abstract]
Long-lived assets	373	342	294
Americas [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Total revenues	573	691	508
Geographic Areas Long Lived Assets [Abstract]
Long-lived assets	1,808	1,678	1,399
Other Areas [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Total revenues	37	129	0
Geographic Areas Long Lived Assets [Abstract]
Long-lived assets	$ 72	$ 86	$ 59